Other Income and Expenses (Details) - Schedule of other income, net - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Other Income and Expenses (Details) - Schedule of other income, net [Line Items]
Total other income, net		¥ 7,659		¥ 8,700		¥ 4,385
Government Grants [Member]
Other Income and Expenses (Details) - Schedule of other income, net [Line Items]
Total other income, net		1,865	[1]	3,963	[1]	1,218
Covid 19-Related Rent Concessions from a Lessor [Member]
Other Income and Expenses (Details) - Schedule of other income, net [Line Items]
Total other income, net						778
Foreign Exchange Differences, Net [Member]
Other Income and Expenses (Details) - Schedule of other income, net [Line Items]
Total other income, net		1,023		(1,032)		361
Additional Deduction of VAT [Member]
Other Income and Expenses (Details) - Schedule of other income, net [Line Items]
Total other income, net		716		502		1,864
Bad Debt Recovery [Member]
Other Income and Expenses (Details) - Schedule of other income, net [Line Items]
Total other income, net		849		5,201
Custody fees [Member]
Other Income and Expenses (Details) - Schedule of other income, net [Line Items]
Total other income, net	[1]	3,012
Others [Member]
Other Income and Expenses (Details) - Schedule of other income, net [Line Items]
Total other income, net		¥ 194		¥ 66		¥ 164

[1]	It’s refunded ADR custody fees received from Deutsche Bank AG.